FINANCING AND LOANS - Global Reversion Reserve (RGR) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Financing and loans	R$ 39,235,650	R$ 39,786,881
Global Reversion Reserve (RGR)
FINANCING AND LOANS
Interest (as a percent)	9.40%	5.00%
Financing and loans	R$ 7,420,021	R$ 6,647,839